Class A Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	Dec. 31, 2022	Dec. 30, 2022	Nov. 17, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares issued			43,125,000
Common stock, shares outstanding			43,125,000
Common Class A [Member]
Temporary Equity [Line Items]
Common stock, shares authorized	200,000,000			200,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	0			0
Common stock, shares outstanding	0			0
Shares issued	34,500,000			34,500,000
Common Class A [Member] | Subject To Possible Redemption [Member]
Temporary Equity [Line Items]
Common stock, shares issued	34,500,000			34,500,000
Common stock, shares outstanding	34,500,000			34,500,000